Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Option [Abstract]
Schedule of Fair Value Option Elections
The table below provides information about the fair value carrying amount and the contractual principal outstanding of assets and liabilities accounted for under the fair value option at December 31, 2015 and 2014.

Fair Value Option Elections

	December 31
	2015			2014
(Dollars in millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal
Federal funds sold and securities borrowed or purchased under agreements to resell	$55,143	$54,999	$144	$62,182	$61,902	$280
Loans reported as trading account assets (1)	4,995	9,214	(4,219)	4,607	8,487	(3,880)
Trading inventory – other	8,149	n/a	n/a	6,865	n/a	n/a
Consumer and commercial loans	6,938	7,293	(355)	8,681	8,925	(244)
Loans held-for-sale	4,818	6,157	(1,339)	6,801	8,072	(1,271)
Other assets	275	270	5	253	270	(17)
Long-term deposits	1,116	1,021	95	1,469	1,361	108
Federal funds purchased and securities loaned or sold under agreements to repurchase	24,574	24,718	(144)	35,357	35,332	25
Short-term borrowings	1,325	1,325	—	2,697	2,697	—
Unfunded loan commitments	658	n/a	n/a	405	n/a	n/a
Long-term debt (2)	30,097	30,593	(496)	36,404	35,815	589

(1)
A significant portion of the loans reported as trading account assets are distressed loans which trade and were purchased at a deep discount to par, and the remainder are loans with a fair value near contractual principal outstanding.

(2)	Includes structured liabilities with a fair value of $29.0 billion and $35.3 billion, and contractual principal outstanding of $29.4 billion and $34.6 billion at December 31, 2015 and 2014.
n/a = not applicable
The following tables provide information about where changes in the fair value of assets and liabilities accounted for under the fair value option are included in the Consolidated Statement of Income for 2015, 2014 and 2013.

Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option

	2015
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss)	Other Income (Loss)	Total
Federal funds sold and securities borrowed or purchased under agreements to resell	$(195)	$—	$—	$(195)
Loans reported as trading account assets	(199)	—	—	(199)
Trading inventory – other (1)	1,284	—	—	1,284
Consumer and commercial loans	52	—	(295)	(243)
Loans held-for-sale (2)	(36)	673	63	700
Other assets	—	—	10	10
Long-term deposits	1	—	13	14
Federal funds purchased and securities loaned or sold under agreements to repurchase	33	—	—	33
Short-term borrowings	3	—	—	3
Unfunded loan commitments	—	—	(210)	(210)
Long-term debt (3, 4)	2,107	—	(633)	1,474
Total	$3,050	$673	$(1,052)	$2,671

	2014
Federal funds sold and securities borrowed or purchased under agreements to resell	$(114)	$—	$—	$(114)
Loans reported as trading account assets	(87)	—	—	(87)
Trading inventory – other (1)	1,091	—	—	1,091
Consumer and commercial loans	(24)	—	69	45
Loans held-for-sale (2)	(56)	798	83	825
Long-term deposits	23	—	(26)	(3)
Federal funds purchased and securities loaned or sold under agreements to repurchase	4	—	—	4
Short-term borrowings	52	—	—	52
Unfunded loan commitments	—	—	(64)	(64)
Long-term debt (3)	239	—	407	646
Total	$1,128	$798	$469	$2,395

	2013
Federal funds sold and securities borrowed or purchased under agreements to resell	$(44)	$—	$—	$(44)
Loans reported as trading account assets	83	—	—	83
Trading inventory – other (1)	1,355	—	—	1,355
Consumer and commercial loans	(28)	(38)	240	174
Loans held-for-sale (2)	7	966	75	1,048
Other assets	—	—	(77)	(77)
Long-term deposits	30	—	84	114
Federal funds purchased and securities loaned or sold under agreements to repurchase	(36)	—	—	(36)
Asset-backed secured financings	—	(91)	—	(91)
Short-term borrowings	(70)	—	—	(70)
Unfunded loan commitments	—	—	180	180
Long-term debt (3)	(602)	—	(649)	(1,251)
Total	$695	$837	$(147)	$1,385

(1)	The gains (losses) in trading account profits (losses) are primarily offset by gains (losses) on trading liabilities that hedge these assets.

(2)	Includes the value of IRLCs on funded loans, including those sold during the period.

(3)
The majority of the net gains (losses) in trading account profits relate to the embedded derivative in structured liabilities and are offset by gains (losses) on derivatives and securities that hedge these liabilities. In connection with the implementation of new accounting guidance relating to DVA on structured liabilities accounted for at fair value under the fair value option, unrealized DVA gains (losses) in 2015 are recorded in accumulated OCI while realized gains (losses) are recorded in other income (loss); for years prior to 2015, the realized and unrealized gains (losses) are reflected in other income (loss). For more information on the implementation of new accounting guidance, see Note 1 – Summary of Significant Accounting Principles.

(4)
For the cumulative impact of changes in the Corporation’s credit spreads and the amount recognized in OCI, see Note 14 – Accumulated Other Comprehensive Income (Loss). For more information on how the Corporation’s own credit spread is determined, see Note 20 – Fair Value Measurements.

Gains (Losses) Related to Borrower-specific Credit Risk for Assets Accounted for Under the Fair Value Option

	December 31
(Dollars in millions)	2015	2014	2013
Loans reported as trading account assets	$37	$28	$56
Consumer and commercial loans	(200)	32	148
Loans held-for-sale	37	84	225